Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2023
Revenue Recognition
Restocking fee (as a percent)	10.00%
Warranty term	30 days
LAP-BAND product | Maximum [Member]
Revenue Recognition
Threshold period for right to return or exchange products purchased	30 days
ReShape vBloc product
Revenue Recognition
Warranty term	5 years